Share-Based Compensation - WhiteWave Stock Appreciation Rights Activity (Detail) (WhiteWave Foods [Member], Stock Appreciation Rights (SARs) [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
WhiteWave Foods [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding beginning balance	211,111
Ending balance, SARs outstanding, Aggregate intrinsic value	$ 172,509
Granted	82,582		211,111
SARs vested and expected to vest, Aggregate intrinsic value, ending balance
Forfeited and cancelled		[1]		[1]
Exercised
Outstanding ending balance	293,693		211,111
SARs vested and expected to vest, ending balance			199,810
SARs exercisable, ending balance
Outstanding Weighted average exercise price, beginning balance	$ 17.00
Granted, Weighted average exercise price	$ 15.16		$ 17.00
Forfeited and cancelled, Weighted average exercise price		[1]		[1]
Exercised, Weighted average exercise price
Outstanding, Weighted average exercise price, ending balance	$ 16.48		$ 17.00
SARs vested and expected to vest, Weighted average exercise price, ending balance			$ 17.00
SARs exercisable, Weighted average exercise price, ending balance
SARs outstanding, Weighted average contractual life	9 years 7 months 28 days		9 years 9 months 26 days
Ending balance, SARs outstanding, Aggregate intrinsic value	172,509
SARs vested and expected to vest, Weighted average contractual life			9 years 9 months 26 days
SARs exercisable, Weighted average contractual life
SARs exercisable, Aggregate intrinsic value, ending balance

[1]	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.